Common Stock (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Common Stock
Schedule of common stock

	At September 30,	At December 31,
	2021	2020
Common stock options outstanding	5,229,675	5,034,858
Conversion of all classes of redeemable convertible preferred stock	18,736,936	18,446,525
Issuances upon exercise of warrants to purchase Series A‑1, upon conversion to common warrants	—	74,784
Issuances upon exercise of warrants to purchase Series A‑3, upon conversion to common warrants	—	238,189
Issuances upon exercise of warrants to purchase Series A‑4, upon conversion to common warrants	708,493	708,493
Issuances upon exercise of common stock warrants	522,009	522,009
Total common stock reserved for future issuance	25,197,113	25,024,858

At December 31, 2020 and 2019 common stock reserved for future issuance was as follows:

	At December 31,
	2020	2019
Common stock options outstanding	5,034,858	3,800,342
Conversion of all classes of redeemable convertible preferred stock	18,446,525	15,589,723
Issuances upon exercise of warrants to purchase Series A-1, upon conversion to common warrants	74,784	74,784
Issuances upon exercise of warrants to purchase Series A-3, upon conversion to common warrants	238,189	238,189
Issuances upon exercise of warrants to purchase Series A-4, upon conversion to common warrants	708,493	719,670
Issuances upon exercise of warrants to purchase Series 3 Growth, upon conversion to common warrants	—	478,828
Issuances upon exercise of options to purchase Series 4 Growth, upon
conversion to common warrants	—	2,419,573
Issuances upon exercise of common stock warrants	522,009	—
Total common stock reserved for future issuance	25,024,858	23,321,109